Supplemental Financial Statement Information (Schedule Of Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]
Cash and cash equivalents	$ 372	$ 126	$ 86	$ 68	$ 9	$ 18	$ 27	$ 0
Accounts receivable from related companies	71	100			11	1
Note receivable from affiliate					3	0
Other current assets	311	184			0	1
Total current assets	5,597	1,455			23	20
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,737	1,497	1		6,094	2,226
INTANGIBLE ASSETS, net	2,291	1,072			19	0
GOODWILL	6,434	2,039	1,601		9	0
NON-CURRENT RISK MANAGEMENT ASSETS	43	26
INTANGIBLE ASSETS, net					222	50
Total assets	48,904	20,897	17,678		6,367	2,296
Accounts payable	3,107	512			1	0
Accounts payable to related companies	15	33			15	12
Interest payable	334	204			48	35
Price risk management liabilities	115	90			5	0
Accrued and other current liabilities	1,754	764			1	1
Current maturities of long-term debt	613	424			4	0
Total current liabilities	5,845	1,841			74	48
LONG-TERM DEBT, less current maturities	21,440	10,947			3,840	1,872
Temporary Equity, Carrying Amount, Attributable to Parent					331	323
OTHER NON-CURRENT LIABILITIES	995	29			9	0
COMMITMENTS AND CONTINGENCIES
General Partner	0	0			0	0
Limited Partners – Common Unitholders (279,955,608 and 222,972,708 units authorized, issued and outstanding at December 31, 2012 and 2011, respectively)	2,125	52			2,125	52
Accumulated other comprehensive income (loss)	(12)	1			(12)	1
Total partners’ capital	2,113	53			2,113	53
Total liabilities and equity	$ 48,904	$ 20,897			$ 6,367	$ 2,296